Other reserves - Schedule of Other Reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital reserve [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	¥ 991,350	¥ 991,350
Translation of foreign operations		0
Expire of convertible note		0
Ceased operation of subsidiaries	0
Balance	991,350	991,350	¥ 991,350
Merger reserve [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	(10,000)	(10,000)
Translation of foreign operations		0
Expire of convertible note		0
Ceased operation of subsidiaries	0
Balance	(10,000)	(10,000)	(10,000)
Statutory reserve [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	42,772	42,772
Translation of foreign operations		0
Expire of convertible note		0
Ceased operation of subsidiaries	788
Balance	43,560	42,772	42,772
Share-based compensation reserve [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	266,989	265,192
Translation of foreign operations		0
Expire of convertible note		1,797
Ceased operation of subsidiaries	0
Balance	266,989	266,989	265,192
Miscellaneous other reserves [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	(61,481)	(61,179)
Translation of foreign operations		(302)
Expire of convertible note		0
Ceased operation of subsidiaries	1,502
Balance	(59,979)	(61,481)	(61,179)
Other reserve [Member]
Other reserves - Schedule of Other Reserves (Details) [Line Items]
Balance	1,229,630	1,228,135	1,028,510
Translation of foreign operations		(302)	(790)
Expire of convertible note		1,797
Ceased operation of subsidiaries	2,209
Balance	¥ 1,231,920	¥ 1,229,630	¥ 1,228,135